(LOSS)/EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of basic and diluted loss per share
The following table presents an overview of the calculated basic and diluted (loss)/earnings per share:

	Three months ended June 30,		Six months ended June 30,
In millions (except for share and (loss)/earnings per share information)	2024	2023	2024	2023
(Loss)/income for the period, attributable to the owners of the Company	$(3.7)	$(96.9)	$1.4	$(78.0)
Weighted-average number of ordinary shares (basic)	505,249,607	384,499,607	483,672,684	384,499,607
Weighted-average number of ordinary shares (diluted)	505,249,607	384,499,607	486,601,577	384,499,607
(Loss)/earnings per share (basic)	$(0.01)	$(0.25)	$0.00	$(0.20)
(Loss)/earnings per share (diluted)	$(0.01)	$(0.25)	$0.00	$(0.20)